CPG CARLYLE COMMITMENTS MASTER FUND, LLC

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2020 (UNAUDITED)

Investment Funds (93.03%)	Geographic Region	Acquisition Date	Cost	Fair Value
Co-Investments (23.76%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	9/28/2018	$10,279,093	$11,004,670
Carlyle Eagle Coinvestment, L.P.(a)	North America	2/15/2018	9,070,232	17,827,803
Carlyle ECI Coinvestment, L.P.(a)(b)	North America	3/31/2014	399,251	2,610,909
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	6/29/2018	15,534,694	20,445,011
Carlyle Interlink Coinvestment, L.P.(a)(b)	North America	10/15/2013	2,304,478	1,176,726
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	11/11/2016	3,114,691	2,409,130
Carlyle PIB Coinvestment, L.P.(a)(b)	Europe	2/28/2017	17,344,434	40,511,137
Carlyle RDSL Coinvestment, L.P.(a)(b)	South America	9/30/2015	13,609,511	46,086,737
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	9/30/2015	9,180,000	10,948,246
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	12/28/2017	5,048,915	6,276,095
CEMOF II Master Co-Investment Partners, L.P.(a)	North America	9/12/2016	5,673,263	3,822,419
CSP III Canaveral Co-investment (Cayman), L.P.(a)(b)	North America	9/22/2015	4,215,561	4,213
CSP III Magellan Co-investment (Cayman), L.P.(a)(b)	North America	3/27/2014	4,535,474	3,518,027
Matador Co-Investment SCSp(a)(b)	Europe	9/30/2019	5,225,526	4,614,172
Nash Coinvestment, L.P.(a)	Africa	10/10/2017	7,050,615	8,016,603
Neptune Coinvestment, L.P.(a)	Europe	6/23/2017	7,574,279	13,320,111
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	1/30/2018	14,172,777	40,687,683
Riverstone Fieldwood Partners, L.P.(a)(b)	North America	6/30/2016	7,012,984	34
Riverstone Fieldwood Partners-D, L.P.(a)(b)	North America	7/25/2018	1,216,629	29,418
Total Co-Investments			142,562,407	233,309,144

Primary Investments (36.90%)
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)	North America	11/13/2017	18,499,228	23,746,480
Carlyle Asia Partners Growth I, L.P.(a)(b)	Asia/Pacific	5/23/2016	11,907,747	12,110,727
Carlyle Asia Partners IV, L.P.(a)	Asia/Pacific	5/25/2014	43,682,400	48,218,160
Carlyle Asia Partners V, L.P.(a)	Asia/Pacific	10/30/2017	24,286,895	27,402,163
Carlyle Europe Partners V, L.P.(a)(b)	Europe	4/23/2018	11,576,453	9,482,768
Carlyle Europe Technology Partners III, L.P.(a)(b)	Europe	3/28/2015	14,410,911	14,148,514
Carlyle Europe Technology Partners IV, L.P.(a)(b)	Europe	11/30/2018	8,029,425	7,817,060
Carlyle Global Financial Services Partners II, L.P.(a)	Global	6/30/2014	13,058,545	18,587,296
Carlyle Global Financial Services Partners III, L.P.(a)	Global	6/30/2017	17,772,858	16,182,113
Carlyle International Energy Partners II, S.C.Sp.(a)(b)	Global	11/30/2018	3,875,993	2,649,310
Carlyle International Energy Partners, L.P.(a)	Global	3/12/2014	26,915,083	25,311,768
Carlyle Partners VI, L.P.(a)	North America	9/30/2013	14,264,953	23,649,402
Carlyle Partners VII, L.P.(a)	North America	11/29/2017	49,110,829	46,809,969
Carlyle Structured Credit Fund, L.P.(a)	North America	4/17/2017	48,801,746	48,533,154
CVC Credit Partners Global Special Situations Fund II SCSP(a)(b)	Europe	6/6/2019	6,000,000	5,938,176
Golub Capital Partners 10, L.P.(a)	North America	10/1/2016	13,125,000	13,095,725
JLL Partners Fund VII, L.P.(a)	North America	3/31/2016	8,179,009	11,266,947
Riverside Capital Appreciation Fund VII, L.P.(a)(b)	North America	9/16/2019	2,739,358	3,835,333
Spring Bridge Partners, L.P.(a)(b)	North America	9/17/2019	2,099,381	3,350,904
Vitruvian Investment Partnership IV(a)(b)	North America	8/31/2020	151,764	90,349
Total Primary Investments			338,487,578	362,226,318

Secondary Investments (32.37%)
Aberdeen Venture Partners IV, L.P.(a)	North America	9/30/2016	0	152,056
Audax Private Equity Fund, L.P.(a)(b)	North America	9/30/2016	0	6,951

Investment Funds (93.03%) (continued)	Geographic Region	Acquisition Date	Cost	Fair Value
Secondary Investments (32.37%) (continued)
Blue Point Capital Partners II, L.P.(a)(b)		11/30/2020	$0	$169,402
BlueCrest Strategic Limited(a)(b)	North America	8/1/2018	46,031	55,312
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	4/2/2014	137,512	40,664
Caliburn Strategic Fund(a)(b)	Europe	9/30/2016	369,280	446,618
Canyon Distressed Opportunity Fund (Cayman), L.P.(a)(b)	North America	11/14/2017	0	9,459
Canyon Distressed Opportunity Fund (Delaware), L.P.(a)(b)	North America	11/14/2017	0	121,723
Carlyle Asia Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	298,455	11,257
Carlyle Asia Partners II, L.P.(a)(b)	Asia/Pacific	9/1/2013	127,118	187,165
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	769,631	112,329
Carlyle Asia Partners III, L.P.(a)(b)	Asia/Pacific	12/31/2014	3,315,310	1,717,339
Carlyle Asia Partners IV Access Fund, L.L.C.(a)	Asia/Pacific	12/31/2018	2,676,853	4,021,923
Carlyle Asia Partners IV, L.P.(a)	Asia/Pacific	5/24/2017	1,725,950	1,770,797
Carlyle Cardinal Ireland Fund, L.P.(a)(b)	Europe	10/31/2017	413,602	438,967
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)	North America	9/30/2016	7,271,223	1,225,555
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	4/2/2014	764,592	81,464
Carlyle Europe Partners II, L.P.(a)(b)	Europe	7/1/2013	2,566,975	1,267,567
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	4/2/2014	3,839,382	847,904
Carlyle Europe Technology Partners II Coinvestment, L.P.(a)(b)	Europe	4/2/2014	22,496	3,936
Carlyle Europe Technology Partners II, L.P.(a)(b)	Europe	12/18/2018	0	36,484
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)	Global	4/2/2014	1,615	858
Carlyle Global Financial Services Partners II, L.P.(a)	Global	12/31/2017	4,743,679	8,305,379
Carlyle Global Financial Services Partners, L.P.(a)	Global	6/30/2014	0	399,945
Carlyle Infrastructure Partners, L.P.(a)(b)	North America	8/29/2014	1,418,216	614,246
Carlyle International Energy Partners, L.P.(a)	Global	12/29/2017	6,558,413	5,906,079
Carlyle Japan Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	238,804	14,407
Carlyle Japan Partners II, L.P.(a)(b)	Asia/Pacific	9/30/2016	69,543	224,788
Carlyle MENA Partners, L.P.(a)	Middle East/North Africa	9/28/2018	320,566	269,254
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	12/30/2015	7,568,929	474,942
Carlyle Partners V Coinvestment, L.P.(a)(b)	North America	4/2/2014	663,468	934,885
Carlyle Partners V, L.P.(a)(b)	North America	6/28/2013	10,782,909	12,787,080
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)(b)	North America	8/31/2014	233,926	299,013
Carlyle Partners VI, L.P.(a)	North America	7/6/2016	0	10,087,029
Carlyle Realty Partners V, L.P.(a)(b)	North America	10/11/2017	1,274,264	1,200,608
Carlyle Realty Partners VI, L.P.(a)(b)	North America	4/25/2018	124,941	76,639
Carlyle South America Buyout Fund, L.P.(a)	South America	10/31/2017	2,772,866	4,063,623
Carlyle Strategic Partners II Coinvestment, L.P.(a)(b)	North America	8/16/2013	235,808	135,925
Carlyle Strategic Partners II, L.P.(a)(b)	North America	8/16/2013	4,323,504	3,050,469
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P.(a)	North America	3/4/2016	30,154	125,154
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)	North America	3/15/2019	153,904	151,995
Carlyle U.S. Growth Fund III, L.P.(a)(b)	North America	12/31/2018	0	81,125
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	4/2/2014	264,406	10,024
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)	North America	9/30/2014	2,054,152	373,154
Cerberus Institutional Overseas IV, Ltd.(a)(b)	North America	7/1/2018	1,843,111	2,033,086
Cerberus Institutional Partners, L.P. - Series 4(a)(b)	North America	10/17/2019	82,437	98,887
Cerberus International SPV, Ltd. Class A(a)(b)	North America	7/1/2018	0	324,798
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	6/13/2016	0	191,702
Cerberus International, Ltd. Class A(a)(b)	North America	7/1/2018	0	147,805
Euro Wagon II, L.P.(a)(b)	Europe	7/1/2016	0	502,465
Forward Ventures IV, L.P.(a)(b)	North America	3/29/2019	0	2,706,942
Garrison Opportunity Fund II A, LLC(a)(b)	North America	10/4/2017	6,962,797	8,959,664
Garrison Opportunity Fund, LLC - Series A(a)(b)	North America	10/4/2017	0	3,513
Harbinger Class L Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	148,676	152,976
Harbinger Class PE Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	619,493	408,583
Icon Software Partners, L.P. (Class B)(a)(b)	North America	9/1/2020	8,264,787	8,087,549
JLL Partners Fund V, L.P.(a)(b)	North America	12/30/2015	1,858,461	1,710,649
Laverne Buyer Holdings I, LLC(a)(b)	North America	4/10/2018	4,336,525	9,221,326
Laverne Buyer Holdings II, LLC(a)(b)	North America	4/10/2018	1,396,587	3,483,992

Investment Funds (93.03%) (continued)	Geographic Region	Acquisition Date	Cost	Fair Value
Secondary Investments (32.37%) (continued)
Laverne Buyer Holdings III, LLC(a)(b)	North America	4/10/2018	$8,274,943	$6,886,730
Laverne Buyer Holdings V, LLC(a)(b)	North America	4/10/2018	1,327,464	2,156,428
Madison Dearborn Capital Partners IV(a)(b)	North America	1/11/2017	90,154	95,748
MENA Coinvestment, L.P.(a)	Middle East/North Africa	4/2/2014	256,060	180,004
Neoma Private Equity Fund IV, L.P.(a)(b)	Middle East/North Africa	12/31/2017	7,543,083	3,723,013
New Enterprise Associates 10, L.P.(a)(b)	North America	4/5/2017	279,424	337,320
New Enterprise Associates 9, L.P.(a)(b)	North America	6/23/2017	1,089	48,073
Newport Global Opportunities Fund, L.P.(a)(b)	North America	12/29/2014	21,632,698	10,309,259
OCM Opportunities Fund VI, L.P.(a)(b)	North America	10/17/2019	999	120
OCM Opportunities Fund VII (Cayman), Ltd.(a)(b)	North America	10/17/2019	97,255	116,396
OCM Opportunities Fund VII, L.P.(a)(b)	North America	10/17/2019	8,734	10,625
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(b)	North America	10/17/2019	0	33,222
OCM Opportunities Fund VIIb, L.P.(a)(b)	North America	10/17/2019	0	3,041
Passero 18, L.P.(a)(b)	North America	6/22/2018	20,983,786	23,346,742
PIMCO Bravo Fund Onshore Feeder I, L.P.(a)(b)	North America	10/16/2017	0	18,649
PIMCO Bravo Fund, L.P.(a)(b)	North America	10/16/2017	0	116,969
Revelstoke Single Asset Fund I, L.P.(a)(b)	North America	8/26/2019	13,046,839	16,116,587
Riverside Micro-Cap Fund III, L.P.(a)	North America	5/1/2019	9,150,930	18,043,054
Riverstone Global Energy and Power Fund V, L.P.(a)(b)	North America	9/30/2014	17,950,968	5,764,025
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)	North America	9/30/2014	5,751,320	1,308,989
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)	North America	5/31/2019	762,426	279,900
SCP Private Equity Fund I, L.P.(a)(b)	North America	8/30/2018	271,738	302,415
SCP Real Assets Fund I, L.P.(a)(b)	North America	8/30/2018	31,882	38,417
Sevin Rosen Fund VIII, L.P.(a)(b)	North America	9/30/2016	0	7,826
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	12/31/2016	1,832,025	7,460,445
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	12/31/2016	122,510	488,605
Strategic Value Global Opportunity Master Fund, L.P.(a)(b)	North America	12/31/2016	0	62,280
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	12/31/2016	3,203,390	25,619,530
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	12/31/2016	275,740	2,135,470
Styx International, Ltd. Series 1(a)(b)	North America	7/1/2018	425,976	474,347
Styx International, Ltd. Series 4(a)(b)	North America	7/1/2018	200,850	223,657
Styx International, Ltd. Series 5(a)(b)	North America	7/1/2018	93,022	103,585
SVRF (Offshore) Holdings, Ltd.(a)(b)	North America	7/1/2018	23,928	28,237
The Varde Fund VII-B, L.P.(a)	North America	10/17/2019	47,364	53,011
Varde Investment Partners L.P.(a)(b)	North America	9/30/2016	1,363	2,463
VIP I CF L.P.(a)(b)	Europe	8/7/2019	11,319,545	11,894,198
Warburg Pincus Energy, L.P.(a)	North America	9/28/2018	2,724,389	2,023,621
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	9/29/2017	31,208,363	27,205,324
Warrior Buyer Holdings, LLC(a)(b)	North America	10/2/2018	35,539,482	40,468,533
WLR Recovery IV, L.P.(a)	North America	7/1/2016	1,031,176	9,942,847
Total Secondary Investments			289,202,266	317,775,135

Total Investment Funds			$770,252,251	$913,310,597

Direct Investments (0.24%)	Geographic Region	Acquisition Date	Shares/Par Value	Cost	Fair Value
Interlink Maritime Corp.(a)(b)(c)	North America	6/13/2014	80,000	3,000,000	1,672,263
PNBK Holdings, LLC(a)	North America	10/17/2019	866,703	866,703	735,802

Total Direct Investments				$3,866,703	$2,408,065

Common Stock (0.02%)	Shares	Cost	Fair Value
Patriot National Bancorp(b)	24,674	$288,319	$245,260

Total Common Stock		$288,319	$245,260

Short-Term Investments (5.67%)	Cost	Fair Value
Money Market Funds (5.67%)
Dreyfus Cash Management, Class I, 0.05%(d)	79,837	79,883
Federated Hermes U.S. Treasury Cash Reserves, Class Institutional, 0.01%(d)	35,061,561	35,061,561
Fidelity Treasury Only Money Market Fund, 0.01%(d)	5,531,918	5,531,918
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 0.00%(d)	5,531,848	5,531,848
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 0.01%(d)	5,531,848	5,531,848
Morgan Stanley Institutional Liquidity Fund, Class I, 0.01%(d)	3,907,509	3,907,509

Total Money Market Funds	55,644,521	55,644,567

Total Short-Term Investments	$55,644,521	$55,644,567

Total Investments (98.96%)	$830,051,794	$971,608,489
Other Assets In Excess of Liabilities (1.04%)		10,162,728
Net Assets (100.00%)		$981,771,217

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For Secondary Investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position.
(b)	Non-income producing security.
(c)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 0.17% of Net Assets. The total value of these securities is $1,672,263.
(d)	The rate shown is the annualized 7-day yield as of December 31, 2020.

Investments as of December 31, 2020

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	23.76%
Primary Investments	36.90%
Secondary Investments	32.37%
Total Investment Funds	93.03%
Direct Investments	0.24%
Common Stock	0.02%
Short-Term Investments
Money Market Fund	5.67%
Total Investments	98.96%
Other assets in excess of liabilities	1.04%
Total Net Assets	100.00%

See accompanying Notes to Consolidated Schedule of Investments.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

Notes to Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective Investment Funds’ operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of December 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$1,672,263	$1,672,263
Common Stock	245,260	-	-	245,260
Short-Term Investments	-	55,644,567	-	55,644,567
Total	$245,260	$55,644,567	$1,672,263	$57,562,090

The Master Fund held Investment Funds with a fair value of $914,046,399, that, in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of December 31, 2020. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Total
Balance as of April 1, 2020	$1,672,263	$1,672,263
Purchases	-	-
Sales	-	-
Realized Gain	-	-
Net Change in Unrealized Appreciation/Depreciation	-	-
Transfer In	-	-
Transfer Out	-	-
Balance as of December 31, 2020	$1,672,263	$1,672,263

For the period ended December 31, 2020, there was no net change in unrealized appreciation/depreciation relating to investments in Level 3 assets still held at December 31, 2020.